Revenues	12 Months Ended
Dec. 31, 2020
Revenues [Abstract]
Revenues

Note 12 – Revenues

	For the year ended December 31
	2018	2019	2020
	Thousands USD	Thousands USD	Thousands USD
Consumables	190	650	554
Support services	400	598	654
Sales of printers	4,320	5,770	2,191
Total	4,910	7,018	3,399
Printers rental	190	52	-
Total revenue	5,100	7,070	3,399

Revenues per geographical locations:

	For the year ended December 31,
	2018	2019	2020
	Thousands USD	Thousands USD	Thousands USD
U.S.	2,727	3,367	1,263
Asia Pacific	1,239	1,591	1,362
Europe and Israel(*)	1,134	2,112	774
Total revenue	5,100	7,070	3,399

(*)	The Company combined all revenues into the Europe and Israel geography, due to immateriality of the amounts.

Timing of revenue recognition:

	For the year ended December 31,
	2018	2019	2020
	Thousands USD	Thousands USD	Thousands USD
Goods and services transferred over time	590	650	654
Goods transferred at a point in time	4,510	6,420	2,745
Total revenue	5,100	7,070	3,399

The table below provides information regarding receivables, contract assets and contract liabilities deriving from contracts with customers.

	December 31,
	2019	2020
	Thousands USD	Thousands USD
Open balances	1,816	713
Contract liabilities	991	968

The contract liabilities primarily relate to the advance consideration received from customers for contracts giving yearly maintenance for the printer. The revenue is recognized in a straight line basis over the contracts’ period.

Contract costs

Management expects that commissions paid to agents for obtaining contracts are recoverable. The Group applies the expedient included in IFRS 15.94 and recognizes incremental costs for obtaining the contract as an expense as incurred, where the amortization period of the asset it would have otherwise recognized is one year or less.

During 2020, the Company witnessed a significant decrease in its revenues due to the effects of the COVID-19 pandemic. See also note 1.D.